Other Accounts Payable	12 Months Ended
Dec. 31, 2024
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE
NOTE 15 –	OTHER ACCOUNTS PAYABLE

	December 31,
	2024	2023
	USD in thousands
Employees and payroll accruals	4,543	4,691
Accrued vacation pay	1,489	1,225
Government authorities	6,028	1,282
Accrued expenses	24,746	23,067
Current liability of government grants	270	265
Deferred revenues	680	1,205
Other	1,718	692
	39,474	32,427